Note 3 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
At December 31,
2023
(Unaudited)
Assets from Discontinued Operations
Cash and cash equivalents	$4,121
Loans held for sale	9,580
Premises and equipment, net	277
Goodwill	2,058
Prepaid expenses and other assets	3,939
Total Assets from Discontinued Operations	$19,975

Liabilities and Stockholders’ Equity from Discontinued Operations
Liabilities from Discontinued Operations
Other short-term borrowings	$5,549
Accrued interest payable	565
Accrued expenses and other liabilities	7,052
Total Liabilities from Discontinued Operations	13,166
Total Stockholders’ Equity from Discontinued Operations	6,809
Total Liabilities and Stockholders’ Equity from Discontinued Operations	$19,975
	For the Year Ended
	December 31,
	2024	2023
	(In thousands)
Interest and Dividend Income
Interest on loans, including fees	$70	$504
Interest and dividends on time deposits, investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	-	-
Total Interest and Dividend Income	70	504

Interest Expense
Interest on other borrowings	295	1,735
Total Interest Expense	295	1,735
Net Interest Loss	(225)	(1,231)

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	404	1,739
Other fees and services charges	197	742
Net loan servicing income	726	3,483
Net gain on sale of loans	366	4,076
Gain on sale of OCH (1)	1,378	-
Total Non-Interest Income	3,071	10,040

Non-Interest Expense
Salaries and employee benefits	1,681	7,123
Occupancy and equipment	219	825
Professional fees	31	126
Advertising	146	359
Other	987	1,090
Total Non-Interest Expense	3,064	9,523
Total net loss from discontinued operations	$(218)	$(714)
Gain (loss) attributable to non-controlling interest	(782)	(350)
Net gain (loss) from discontinued operations	$564	$(364)